SELECTED CONSOLIDATED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2021
SELECTED STATEMENTS OF INCOME DATA [Abstract]
Summary of Selected Statements of Income Data

Financial income, net:

	Year ended December 31,
	2021	2020	2019
Financial income, net:

Interest on bank deposits and other	$4,131	$5,916	$7,016
Amortization of premiums, accretion of discounts and interest on debt marketable securities, net	1,855	3,700	3,639
Gain on sale of marketable securities	438	639	537
Bank charges	(200)	(189)	(124)
Foreign currency differences, net	(1,817)	(2,270)	(2,276)

	$4,407	$7,796	$8,792